TAXATION (Tables)	12 Months Ended
Jan. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of effective income tax expense (recovery)
	2020	2019	2018
Loss for the year	$(28,840,967)	$(23,601,170)	$(599,471)
Statutory Tax Rates	27%	27%	26%
Expected income tax (recovery)	(7,787,061)	(6,372,316)	(155,863)
Change in statutory, foreign tax, foreign exchange rates and other	3,135,069	1,297,693	—
Permanent differences	8,006,873	1,494,947	17,156
Share issue costs	(7,590)	(1,010,208)	—
Change in unrecognized deductible temporary differences	367,375	4,589,884	138,707
Total income tax expense	$3,714,666	$—	$—

Schedule of deferred taxes
	2020	2019	2018
Deferred tax assets(liabilities)
Exploration and evaluation assets	$254,000	$974,824	$974,824
Property and equipment	1,012,000	47,452	—
Share issue costs	611,000	809,716	1,550
Biological assets	186,000	58,573	—
Intangible assets	619,000	197,810	—
Marketable securities	2,000	2,325	2,325
Asset retirement obligation	15,000	14,723	14,723
Allowable capital losses	36,000	93,018	56,568
Non-capital losses available for future period	3,918,000	5,241,525	375,052
	$6,653,000	$7,439,966	$1,425,042
Unrecognized deferred tax assets	(6,653,000)	(7,439,966)	(1,425,042)
Net deferred tax assets	$—	$—	$—

Schedule of temporary difference, unused tax losses and unused tax credits
	2020	Expiry Date Range	2019	2018
Temporary Differences
Exploration and evaluation assets	$942,000	No expiry date	$3,611,809	$3,611,809
Property and equipment	4,819,000	No expiry date	225,963	—
Share issue costs	2,262,000	2038 to 2041	2,998,633	5,424
Biological assets	886,000	No expiry date	278,920	—
Intangible assets	2,949,000	No expiry date	941,954	—
Marketable securities	15,000	No expiry date	15,498	15,498
Asset retirement obligation	54,000	No expiry date	54,243	54,243
Allowable capital losses	135,000	No expiry date	344,223	209,223
Non-capital losses available for future periods	14,511,000	Varies	19,751,990	1,389,396
Canada	$14,511,000	2026 to 2039	$18,228,212	$1,389,396
USA	$—	No expiry date	$1,523,778	$—